Mortgage Banking Activities, Analysis of Changes in Amortized MSRs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Changes in amortized MSRs
Amortization	$ (266)	$ (263)	$ (269)
Amortized [Member]
Changes in amortized MSRs
Balance, beginning of year	1,424	1,406	1,308
Purchases	127	115	97
Servicing from securitizations or asset transfers	158	166	270
Amortization	(266)	(263)	(269)
Balance, end of year	1,443	1,424	1,406
Fair value of amortized MSRs:
Beginning of year	2,025	1,956	1,680
End of year	2,288	2,025	1,956
Commercial mortgage servicing [Member] | Amortized [Member]
Mortgage Banking Activities Textual [Abstract]
Valuation allowance	$ 0	$ 0	$ 0